Average Annual Total Returns - Retail - Vanguard Managed Allocation Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE All-World Index (reflects no deduction for fees or expenses) 1 Year	FTSE All-World Index (reflects no deduction for fees or expenses) 5 Years	FTSE All-World Index (reflects no deduction for fees or expenses) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Managed Allocation Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Managed Allocation Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Managed Allocation Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years		Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	6.89%	7.28%	6.82%	5.59%	5.79%	5.50%	4.74%	5.31%	5.06%	16.44%	12.63%	9.48%	7.51%	4.44%	3.84%	13.89%	[1]	9.79%	[1]	7.45%	[1]	20.79%	15.36%	13.74%

[1]	Prior to May 21, 2020, the name of the composite index was Managed Payout Composite Index.